DERIVATIVE LIABILITIES (Details)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected average volatility		0.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate		0.00%
Minimum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term	1 month 6 days
Expected average volatility	49.00%
Risk-free interest rate	0.98%
Maximum
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Expected term	4 years 11 months 5 days
Expected average volatility	350.00%
Risk-free interest rate	2.66%